INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2026
INVENTORIES
Schedule of inventories

	As of June 30,	As of December 31,
	2026	2025
	US$	US$
Products available for sale	170,094	112,235
Goods in transit	277	7,589
Raw materials	—	1,506
Work-in-progress	—	31
Total	170,371	121,361